REVENUE AND EXPENSES (Details 3) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Depreciation of property, plant and equipment	€ 65	€ 47
Amortization of intangible assets	6
Amortization of right-of-use assets	27
Total	€ 98	€ 47